WARRANT LIABILITIES (Detail) - Schedule of Weighted Average Assumptions of Derivative Liabilities - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Stock price (CAD$)	$ 0.38
Exercise price (CAD$)	$ 0.23
Risk-free interest rate (%)	0.90%
Expected life (years)	1 year 160 days 14 hours 24 minutes
Expected volatility (%)	58.00%
Expected dividends ($)
Warrants [Member]
Stock price (CAD$)	$ 0.38	$ 0.48	$ 0.23
Exercise price (CAD$)	$ 0.31	$ 0.31	$ 0.27
Risk-free interest rate (%)	0.73%	1.15%	0.96%
Expected life (years)	1 year 164 days 6 hours	1 year 255 days 12 hours	1 year 149 days 15 hours 36 minutes
Expected volatility (%)	51.00%	61.00%	76.00%
Expected dividends ($)